Accounts payable (Tables)	12 Months Ended
Mar. 31, 2024
Accounts Payable
Schedule of Components of Accounts Payable	Components of accounts payable are as follows as of March 31:
	As of March 31,
	2024	2023
	USD	USD

Trade payables	3,166,177	1,884,046
Total	3,166,177	1,884,046